Material Related Party Transactions - Details of Significant Transactions with Related Parties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Acquisition of a subsidiary	¥ 0	¥ 0	¥ 47
Equity transaction	0	1,602	0
CSAH and its affiliates [member] | Cargo handling income and rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	7	4	3
CSAH and its affiliates [member] | Aviation material sales income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	36	6	4
CSAH and its affiliates [member] | Entrusted management income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	27	27	0
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	1	9	8
CSAH and its affiliates [member] | Cargo handling charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	111	112
CSAH and its affiliates [member] | Commission expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	44	14	44
CSAH and its affiliates [member] | Transportation expense [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	10	0
CSAH and its affiliates [member] | Maintenance material purchase expense and lease charges for maintenance material [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	165	98	43
CSAH and its affiliates [member] | Software service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	5	4
CSAH and its affiliates [member] | Air catering supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	142	135	125
CSAH and its affiliates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	1,184	1,537
CSAH and its affiliates [member] | Lease charges for land and buildings [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	353	294	189
CSAH and its affiliates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	151	106	72
CSAH and its affiliates [member] | Acquisition of property [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	160	0
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	7	5	12
CSAH and its affiliates [member] | Commission income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	14	0	0
CSAH and its affiliates [member] | Consideration of disposal of aircraft [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	481	0
CSAH and its affiliates [member] | Payment of lease charges on aircraft
Disclosure of transactions between related parties [line items]
Services received related party transactions	2,696	1,542
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	15	13	7
Joint ventures and associates [member] | Commission expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	14
Joint ventures and associates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	2,442	786	0
Joint ventures and associates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	26	28	26
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	7	7	6
Joint ventures and associates [member] | Repairing charges and maintenance material purchase expenses[member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	2,956	2,692	2,492
Joint ventures and associates [member] | Flight simulation service charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	194
Joint ventures and associates [member] | Training expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	36
Joint ventures and associates [member] | Ground service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	112	123	123
Joint ventures and associates [member] | Air catering supplies [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	93	98	109
Joint ventures and associates [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	196	105	74
Joint ventures and associates [member] | Maintenance material sales and handling income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	7	15	28
Joint ventures and associates [member] | Rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	0	0	18
Joint ventures and associates [member] | Entrustment income for advertising media business [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	1	1	20
Joint ventures and associates [member] | Repairing income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	4	11	1
Joint ventures and associates [member] | Air catering supplies income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	35	16	26
Joint ventures and associates [member] | Transfer of pilots income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	35
Joint ventures and associates [member] | Commission income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	0	20	26
Joint ventures and associates [member] | Ground service income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	16	13	10
Joint ventures and associates [member] | Labor service income and rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	8	22	20
Other related companies [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	9	3	4
Other related companies [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	10	10
Other related companies [member] | Air tickets income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	0	9	6
Other related companies [member] | Computer reservation services [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	685	592	576
Other related companies [member] | Aviation supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	53	48	39
Other related companies [member] | Canteen service [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	¥ 24	¥ 19	¥ 15